GENERAL (Schedule of Unaudited Pro Forma Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fiber Company [Member]
Business Acquisition [Line Items]
Revenues	$ 77,999	$ 55,282
Net income (loss)	$ 3,156	$ (5,780)
Basic and diluted income (loss) per share	$ 0.19	$ (0.36)
Cyberseal [Member]
Business Acquisition [Line Items]
Revenues		$ 51,527	$ 79,501
Net income (loss)		$ (4,378)	$ 3,565
Basic and diluted income (loss) per share		$ (0.27)	$ 0.22